Lease financing - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
December 31, 2026	$ 2,731
December 31, 2027	2,731
December 31, 2028	5,067
December 31, 2029	1,364
December 31, 2030	682
Total bareboat lease minimum payments	12,575
Unamortized lease issuance costs	(17)
Total bareboat lease minimum payments, net	12,558
Lease financing short term	2,731
Lease financing long term, net of unamortized lease issuance costs	$ 9,827